Summary Prospectus – April 27, 2015

JNL/American Funds New World Fund
Class A and B

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 27, 2015, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The JNL/American Funds New World Fund ("Fund" or "Feeder Fund") seeks long-term capital appreciation through exclusive investment in the shares of the American Funds Insurance Series® - New World Fund® ("Master New World Fund" or "Master Fund").

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[3]	0.21%
Total Annual Fund Operating Expenses	2.18%
Less Waiver/Reimbursement[2]	0.75%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	1.43%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management Fee	1.77%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[3]	0.21%
Total Annual Fund Operating Expenses	1.98%
Less Waiver/Reimbursement[2]	0.75%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	1.23%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]
Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

[3]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[4]	Expense information has been restated to reflect current fees.

Expense Example. (1)  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$146	$610	$1,101	$2,455

Class B
1 year	3 years	5 years	10 years
$125	$549	$998	$2,246

(1) The example reflects the aggregate expenses of both the Fund and the Master New World Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a "feeder fund", does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or "turns over" its portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's and Master Fund's performance.

Period	Master Fund
1/1/2014– 12/31/2014	36%

Period	Class A
1/1/2014 – 12/31/2014	3%

Period	Class B
1/1/2014 – 12/31/2014	3%

Principal Investment Strategies.  The Fund operates as a "feeder fund" and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master New World Fund.  The Master Fund is designed for investors seeking capital appreciation over time.  The Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets.  The Master Fund may also invest in debt securities of issuers, including issuers of lower-rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund's investment adviser or unrated but determined to be of equivalent quality by the Master Fund's investment adviser), with exposure to these countries.  Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."  Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.  In determining whether a country is qualified, the Master Fund's investment adviser will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.  The investment adviser to the Master Fund maintains a list of qualified countries and securities in which the Master Fund may invest.  Qualified developing countries in which the Master Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam, and Zambia.

The Master Fund may invest in equity securities of any company, regardless of where it is based, if the Master Fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.  The Master Fund may also, to a limited extent, invest in securities of issuers based in developing countries not on the investment adviser's list of qualified developing countries.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches of auditing and reporting standards, foreign and other jurisdictional requirements, for example, and may affect the ability to identify appropriate investment opportunities.

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Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

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Currency risk – Investments in foreign currencies and in securities that trade, or receive revenues, in or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency will decline in value relative to the currency being hedged. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation/

•
Emerging markets and less developed countries risk –Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in emerging market and less developed countries are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets.  Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  As a result of these risks, investments in emerging market securities tend to be more volatile than investments in developed countries.

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Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the prices of bonds and other fixed income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default.

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Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions.  This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.  There may be less publicly available information and more volatile or less liquid markets.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as "junk bonds," and are considered below "investment-grade" by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

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Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security's potential worth, or the factors that are expected to increase the price of a security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

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Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

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Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012): 11.46%; Worst Quarter (ended 9/30/2011): -19.04%

Class B

Best Quarter (ended 3/31/2012): 11.51%; Worst Quarter (ended 9/30/2011): -18.90%

Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (May 3, 2010)
JNL/American Funds New World Fund (Class A)	-8.21%	3.29%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	4.17%	9.07%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	-2.19%	1.37%

Average Annual Total Returns as of December 31, 2014
	1 year	Life of Class (May 3, 2010)
JNL/American Funds New World Fund (Class B)	-8.01%	3.51%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	4.17%	9.07%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	-2.19%	1.37%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund's investment adviser with the exception of portfolio management.  See page for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company ("CRMC")

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Partner, Capital World Investors ("CWI")
Nicholas J. Grace	2012	Partner, CWI
F. Galen Hoskin	2013	Partner, CWI
Robert H. Neithart	2012	Partner, Capital Fixed Income Investors, CRMC

Purchase and Redemption of Fund Shares
Only separate accounts and qualified plans of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund or through a qualified plan in which you are a participant.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information
The Fund's shareholders are separate accounts and qualified plans of Jackson or Jackson NY and mutual funds owned directly or indirectly by them.  Accordingly, the Fund's dividends and other distributions are not taxable to you, the contract owner or plan participant, and no discussion is included about the Federal personal income tax consequences to you.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion therein of those consequences.

Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.